Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Retail Class
Shareholder Report [Line Items]
Fund Name	Ramirez Core Bond Fund
Class Name	Retail Class
Trading Symbol	RAMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ramirez Core Bond Fund for the period of December 18, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ramirezam.com/Funds/CoreBond. You can also request this information by contacting us at 1-888-472-3102.
Additional Information Phone Number	1-888-472-3102
Additional Information Website	https://www.ramirezam.com/Funds/CoreBond
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$77*	0.75%**
[1],[2]
Expenses Paid, Amount	$ 77	[2]
Expense Ratio, Percent	0.75%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM SINCE INCEPTION AND WHAT AFFECTED ITS PERFORMANCE?
Given the December 18, 2023 inception date of the Fund, this commentary will serve the since inception to September 30, 2024 period. During this period, the Fund underperformed the Bloomberg U.S. Aggregate Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s neutral to modestly longer overall duration yielded mixed performance results as interest rates steadily rose through late April and then subsequently fell significantly through September. The Fund’s decision to underweight government guaranteed sectors, both U.S. Treasuries and U.S. Agency Mortgage Backed Securities (MBS) contributed to overall absolute and relative performance as risk assets outperformed over the period. The Fund’s sector and sub-sector allocation in corporate credit, municipal credit, and securitized products experienced a contraction in risk premiums, which aided Fund returns for the period. The Fund’s relative positioning within these non-government assets, both up in credit quality and shorter relative duration, was an overall detractor to performance as longer-dated risk assets outperformed.
The Fund’s portfolio managers continued to focus on security selection and relative value opportunities within the spread sectors of the domestic fixed income universe. Relative to the Benchmark, at the end of the period, the Fund remains underweight in U.S. Treasury securities and overweight in taxable municipal securities, asset backed securities, and residential mortgage-backed securities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/18/2023)
Retail Class (without sales charge)	4.63
Bloomberg U.S. Aggregate Bond Index	5.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ramirezam.com/Funds/CoreBond for more recent performance information. Visit https://www.ramirezam.com/Funds/CoreBond for more recent performance information.
Net Assets	$ 43,093,939
Holdings Count | $ / shares	159
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$43,093,939
Number of Holdings	159
Net Advisory Fee	$0
Portfolio Turnover	43%

Holdings [Text Block]
Updated Prospectus Web Address	https://www.ramirezam.com/Funds/CoreBond
Institutional Class
Shareholder Report [Line Items]
Fund Name	Ramirez Core Bond Fund
Class Name	Institutional Class
Trading Symbol	RAMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ramirez Core Bond Fund for the period of December 18, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ramirezam.com/Funds/CoreBond. You can also request this information by contacting us at 1-888-472-3102.
Additional Information Phone Number	1-888-472-3102
Additional Information Website	https://www.ramirezam.com/Funds/CoreBond
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51*	0.50%**
[3],[4]
Expenses Paid, Amount	$ 51	[4]
Expense Ratio, Percent	0.50%	[3]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM SINCE INCEPTION AND WHAT AFFECTED ITS PERFORMANCE?
Given the December 18, 2023 inception date of the Fund, this commentary will serve the since inception to September 30, 2024 period. During this period, the Fund underperformed the Bloomberg U.S. Aggregate Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s neutral to modestly longer overall duration yielded mixed performance results as interest rates steadily rose through late April and then subsequently fell significantly through September. The Fund’s decision to underweight government guaranteed sectors, both U.S. Treasuries and U.S. Agency Mortgage Backed Securities (MBS) contributed to overall absolute and relative performance as risk assets outperformed over the period. The Fund’s sector and sub-sector allocation in corporate credit, municipal credit, and securitized products experienced a contraction in risk premiums, which aided Fund returns for the period. The Fund’s relative positioning within these non-government assets, both up in credit quality and shorter relative duration, was an overall detractor to performance as longer-dated risk assets outperformed.
The Fund’s portfolio managers continued to focus on security selection and relative value opportunities within the spread sectors of the domestic fixed income universe. Relative to the Benchmark, at the end of the period, the Fund remains underweight in U.S. Treasury securities and overweight in taxable municipal securities, asset backed securities, and residential mortgage-backed securities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/18/2023)
Institutional Class (without sales charge)	4.90
Bloomberg U.S. Aggregate Bond Index	5.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.ramirezam.com/Funds/CoreBond for more recent performance information. Visit https://www.ramirezam.com/Funds/CoreBond for more recent performance information.
Net Assets	$ 43,093,939
Holdings Count | $ / shares	159
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$43,093,939
Number of Holdings	159
Net Advisory Fee	$0
Portfolio Turnover	43%

Holdings [Text Block]
Updated Prospectus Web Address	https://www.ramirezam.com/Funds/CoreBond
Retail Class
Shareholder Report [Line Items]
Fund Name	Ramirez Government Money Market Fund
Class Name	Retail Class
Trading Symbol	RMZXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ramirez Government Money Market Fund for the period of December 18, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ramirezam.com/Funds. You can also request this information by contacting us at 1-888-472-3102.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-472-3102
Additional Information Website	https://www.ramirezam.com/Funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$43*	0.43%**
[5],[6]
Expenses Paid, Amount	$ 43	[6]
Expense Ratio, Percent	0.43%	[5]
Updated Performance Information Location [Text Block]	Visit https://www.ramirezam.com/Funds for more recent performance information.
Net Assets	$ 302,723,454
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$302,723,454
Number of Holdings	13
Net Advisory Fee	$0
Weighted Average Maturity	23.04 days
Weighted Average Life	23.51 days

Holdings [Text Block]
Material Fund Change [Text Block]
MATERIAL CHANGES
As of September 30, 2024, the Advisor has contractually agreed to limit expenses of the Fund to 0.42% of average daily net assets. Prior to July 24, 2024, the expenses of the Fund were limited to 0.47% of average daily net assets. Prior to January 9, 2024, the expenses of the Fund were limited to 0.60% of average daily net assets.

Updated Prospectus Web Address	https://www.ramirezam.com/Funds
Institutional Class
Shareholder Report [Line Items]
Fund Name	Ramirez Government Money Market Fund
Class Name	Institutional Class
Trading Symbol	RAMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ramirez Government Money Market Fund for the period of December 18, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ramirezam.com/Funds. You can also request this information by contacting us at 1-888-472-3102.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-472-3102
Additional Information Website	https://www.ramirezam.com/Funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$20*	0.20%**
[7],[8]
Expenses Paid, Amount	$ 20	[8]
Expense Ratio, Percent	0.20%	[7]
Updated Performance Information Location [Text Block]	Visit https://www.ramirezam.com/Funds for more recent performance information.
Net Assets	$ 302,723,454
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$302,723,454
Number of Holdings	13
Net Advisory Fee	$0
Weighted Average Maturity	23.04 days
Weighted Average Life	23.51 days

Holdings [Text Block]
Material Fund Change [Text Block]
MATERIAL CHANGES
As of September 30, 2024, the Advisor has contractually agreed to limit expenses of the Fund to 0.17% of average daily net assets. Prior to July 24, 2024, the expenses of the Fund were limited to 0.22% of average daily net assets. Prior to January 9, 2024, the expenses of the Fund were limited to 0.35% of average daily net assets.

Updated Prospectus Web Address	https://www.ramirezam.com/Funds

[1]
**	Expense Ratio is annualized.

[2]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would have been higher if the Fund had been in operation for a full year.

[3]
**	Expense Ratio is annualized.

[4]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would have been higher if the Fund had been in operation for a full year.

[5]
**	Expense Ratio is annualized.

[6]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would have been higher if the Fund had been in operation for a full year.

[7]
**	Expense Ratio is annualized.

[8]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would have been higher if the Fund had been in operation for a full year.